S-K 1606, De-SPAC Board Determination	Oct. 26, 2026
De-SPAC, Board Determination, Approval of Directors [Line Items]
De-SPAC Transaction was Approved By Majority of Nonemployee Directors of the SPAC [Flag]	true
SPAC Directors Voted Against or Abstained from Voting on the de-SPAC Transaction [Table Text Block]	The Sponsor and Kensington’s directors and officers have agreed to vote in favor of the Business Combination, regardless of how our Public Shareholders vote.